Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents

(in millions of Canadian dollars)	2014	2013
Cash	$226	$109
Short-term investments:
Deposits with financial institutions	–	367

Total cash and cash equivalents	$226	$476